Earnings Per Share (Computation of basic and diluted earnings per share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net income attributable to common shareholders	$ 937.6	$ 662.8
Diluted numerator	$ 937.6	$ 662.8
Denominator
Weighted average shares of common stock outstanding	246.5	238.5
Weighted average deferred share units outstanding	1.3	1.4
Weighted average shares of common stock outstanding - basic	247.8	239.9
Stock-based compensation	0.4	0.6
Weighted average shares of common stock outstanding- diluted	248.2	240.5
Earnings per common share
Basic	$ 3.78	$ 2.76
Diluted	$ 3.78	$ 2.76